Restructuring - Canadian Restructuring Plan Charges Incurred (Details) - Canadian Restructuring Plan - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost and Reserve [Line Items]
Total	$ 35	$ 1,732
Facility consolidation
Restructuring Cost and Reserve [Line Items]
Labor expense (income)		279	$ 682	$ 1,751	$ 503
Inventory valuation adjustments			596	3,799	8,694
Consulting and legal fees		48	192	225	314
Other expense	5	717	1,118	2,126	116
Rent and related charges		639	1,535	584
Severance	$ 30	$ 49	$ 707	617
Exit of certain lines of business
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments				535	1,152
Other expense				488
Gain on disposal of assets				$ (458)	837
Severance					$ 2,749